CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 133	$ 949	$ 0	$ (8,834,941)	$ (8,833,859)
Balance at the beginning (in shares) at Dec. 31, 2021	1,329,500	9,487,500
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount				(2,984,418)	(2,984,418)
Net income (loss)				1,673,607	1,673,607
Balance at the end at Dec. 31, 2022	$ 133	$ 949		(10,145,752)	(10,144,670)
Balance at the end (in shares) at Dec. 31, 2022	1,329,500	9,487,500
Increase (decrease) in Stockholders' deficit
Stockholder Non-Redemption Agreement				8,758,683	8,758,683
Stockholder Non-Redemption Agreement				(8,758,683)	(8,758,683)
Excise tax liability arising from redemption of Class A shares				(2,277,760)	(2,277,760)
Accretion for common stock subject to redemption amount				(2,276,329)	(2,276,329)
Net income (loss)				1,574,791	1,574,791
Balance at the end at Mar. 31, 2023	$ 133	$ 949		(13,125,050)	(13,123,968)
Balance at the end (in shares) at Mar. 31, 2023	1,329,500	9,487,500
Balance at the beginning at Dec. 31, 2022	$ 133	$ 949		(10,145,752)	(10,144,670)
Balance at the beginning (in shares) at Dec. 31, 2022	1,329,500	9,487,500
Increase (decrease) in Stockholders' deficit
Net income (loss)					1,676,925
Balance at the end at Sep. 30, 2023	$ 133	$ 949		(14,309,209)	(14,308,127)
Balance at the end (in shares) at Sep. 30, 2023	1,329,500	9,487,500
Balance at the beginning at Dec. 31, 2022	$ 133	$ 949		(10,145,752)	(10,144,670)
Balance at the beginning (in shares) at Dec. 31, 2022	1,329,500	9,487,500
Increase (decrease) in Stockholders' deficit
Stockholder Non-Redemption Agreement				8,758,683	8,758,683
Stockholder Non-Redemption Agreement				(8,758,683)	(8,758,683)
Excise tax liability arising from redemption of Class A shares				(2,523,150)	(2,523,150)
Accretion for common stock subject to redemption amount				(4,510,051)	(4,510,051)
Net income (loss)				1,339,142	1,339,142
Balance at the end at Dec. 31, 2023	$ 1,082			(15,839,811)	(15,838,729)
Balance at the end (in shares) at Dec. 31, 2023	10,816,995	5
Increase (decrease) in Stockholders' deficit
Conversion of Class B to Class A Shares	$ 949	$ (949)
Balance at the beginning at Mar. 31, 2023	$ 133	$ 949		(13,125,050)	(13,123,968)
Balance at the beginning (in shares) at Mar. 31, 2023	1,329,500	9,487,500
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount				(605,227)	(605,227)
Net income (loss)				98,772	98,772
Balance at the end at Jun. 30, 2023	$ 133	$ 949		(13,631,505)	(13,630,423)
Balance at the end (in shares) at Jun. 30, 2023	1,329,500	9,487,500
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount				(681,066)	(681,066)
Net income (loss)				3,362	3,362
Balance at the end at Sep. 30, 2023	$ 133	$ 949		(14,309,209)	(14,308,127)
Balance at the end (in shares) at Sep. 30, 2023	1,329,500	9,487,500
Balance at the beginning at Dec. 31, 2023	$ 1,082			(15,839,811)	(15,838,729)
Balance at the beginning (in shares) at Dec. 31, 2023	10,816,995	5
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount				(800,030)	(800,030)
Net income (loss)				(10,633)	(10,633)
Balance at the end at Mar. 31, 2024	$ 1,082			(16,650,474)	(16,649,392)
Balance at the end (in shares) at Mar. 31, 2024	10,816,995	5
Balance at the beginning at Dec. 31, 2023	$ 1,082			(15,839,811)	(15,838,729)
Balance at the beginning (in shares) at Dec. 31, 2023	10,816,995	5
Increase (decrease) in Stockholders' deficit
Net income (loss)					(1,486,799)
Balance at the end at Sep. 30, 2024	$ 1,082			(19,829,920)	(19,828,838)
Balance at the end (in shares) at Sep. 30, 2024	10,816,995	5
Balance at the beginning at Mar. 31, 2024	$ 1,082			(16,650,474)	(16,649,392)
Balance at the beginning (in shares) at Mar. 31, 2024	10,816,995	5
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount				(846,082)	(846,082)
Net income (loss)				(600,213)	(600,213)
Balance at the end at Jun. 30, 2024	$ 1,082			(18,096,769)	(18,095,687)
Balance at the end (in shares) at Jun. 30, 2024	10,816,995	5
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount				(857,198)	(857,198)
Net income (loss)				(875,953)	(875,953)
Balance at the end at Sep. 30, 2024	$ 1,082			$ (19,829,920)	$ (19,828,838)
Balance at the end (in shares) at Sep. 30, 2024	10,816,995	5